OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Future Minimum Contractual Revenues for Operating Leases
The minimum contractual future revenues to be received on time charters as of December 31, 2016, were as follows:

Year ending December 31, (in thousands of $)	Total
2017	445,035	(1)(2)
2018	295,616
2019	258,018
2020	227,156
2021	208,435
2022 and thereafter	483,866
Total	1,918,126
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(1) This includes revenues relating to the early termination of the Golar Spirit. On December 23, 2016, an Early Termination Notice was received, effective June 2017, exercising Petrobras' right as charterer to terminate the charter with the Golar Spirit and thereby entitling us to an early termination fee.

(2) This includes revenues from Golar relating to the Option Agreement entered into in connection with the acquisition of the Golar Grand in November 2012. Prior to February 2015, the Golar Grand operated under a time charter with Royal Dutch Shell plc which was not extended beyond its initial term and expired in February 2015. In February 2015, we exercised our option requiring Golar to charter in the vessel until October 2017 at approximately 75% of the hire rate paid by Royal Dutch Shell plc.